Share-Based Compensation - Movements of share options under the Koolearn Pre IPO Share Option Scheme (Detail) - Koolearn pre ipo share option scheme [Member] - $ / shares	12 Months Ended
May 31, 2025
Number of share option outstanding, Beginning balance	25,940,885
Number of share option, Exercised	(9,245,000)
Number of share option, Cancelled	(16,695,885)
Number of share option outstanding, Ending balance	0
Number of share option, Options vested and expected to vest	0
Number of share option Exercisable	0
Weighted average exercise prices, Options outstanding, Beginning balance	$ 1.13
Weighted average exercise prices, Exercised	1.13
Weighted average exercise prices, Options, Cancelled	$ 1.13